Commitments and contingencies	12 Months Ended
Mar. 31, 2016
Commitments and contingencies
Commitments and contingencies

24Commitments and contingencies

(a)Operating lease commitments

For the years ended March 31, 2014, 2015 and 2016, total rental expenses for operating leases were RMB3,735, RMB4,536 and RMB4,898 (US$759), respectively.

The total future minimum payments under non-cancellable operating leases of rental arrangements as of March 31, 2016 are as follows:

	March 31, 2016
	RMB	US$
Fiscal years ending March 31,
2017	1,737	269
2018	1,596	248
2019	1,596	248
2020	1,106	171
2021 and thereafter	—	—

Total payments	6,035	936

(b)Contractual commitments

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. Commitments as of March 31, 2015 and 2016 under this agreement amounted to RMB2,000 (US$310), respectively.

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The annual service fee was RMB2,000 and was renewed to RMB2,600 (US$403) effective from October 2013. The renewed agreement has a term of twenty years commencing in October 2013.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”). Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The annual service fee was RMB2,000 and was renewed to RMB3,200 (US$496) effective from October 2013.

As of March 31, 2016, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2016
	RMB	US$
Fiscal years ending March 31,
2017	5,800	900
2018	5,800	900
2019	5,800	900
2020	5,800	900
2021	5,800	900
2022 and thereafter	59,967	9,300

Total payments	88,967	13,800